Lease Liability (Details) - Schedule of Agreement for the Lease - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Less than 6 months [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability	$ 16,072
6 – 12 months [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability	16,072
Between 1 and 2 years [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability	32,144
Between 2 and 5 years [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability
Total contractual cashflows [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability	64,288
Carrying amount of lease liabilities [Member]
Schedule of Agreement for the Lease [Line Items]
Lease liability	$ 33,638